(Loss) Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	May 31, 2017
Earnings Per Share [Line Items]
Net loss	$ (27,413)	$ (37,477)	$ (46,566)	$ (33,764)
Weighted average number of common shares – basic (shares)	268,558,556	179,197,658	268,426,201	178,665,430
Dilutive effect of stock-based awards (shares)	0	0	0	0
Weighted average number of common shares – diluted (shares)	268,558,556	179,197,658	268,426,201	178,665,430
Loss per common share:
– Basic (usd per share)	$ (0.10)	$ (0.21)	$ (0.17)	$ (0.19)
– Diluted (usd per share)	$ (0.10)	$ (0.21)	$ (0.17)	$ (0.19)
Teekay Tanker Operations Limited
Loss per common share:
Percentage of voting interests acquired					50.00%